FINANCIAL RISK MANAGEMENT (Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financial assets [abstract]
Receivables	$ 423,521		$ 472,384
Derivative financial instruments	4,483		15,406
Trade receivables	1,562,058		2,065,499
Other investments	2,182,874		2,186,420
Cash and cash equivalents	1,691,263	[1]	1,846,013	[1]	$ 1,653,355	[1]	$ 1,276,605
Total Assets	5,864,199		6,585,722
Financial liabilities [abstract]
Other liabilities	436,152		487,792
Trade payables	1,840,914		2,159,647
Derivative financial instruments	50,342		8,220
Finance lease liabilities	210,124		241,087		$ 239,149
Borrowings	2,230,119		2,146,414
Total Liabilities	4,767,651		5,043,160
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial instruments	50,342		8,220
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	50,342		8,220
Amortized cost
Financial liabilities [abstract]
Other liabilities	436,152		487,792
Trade payables	1,840,914		2,159,647
Derivative financial instruments	0		0
Finance lease liabilities	210,124		241,087
Borrowings	2,230,119		2,146,414
Total Liabilities	4,717,309		5,034,940
Amortized cost
Financial assets [abstract]
Receivables	423,521		472,384
Derivative financial instruments	0		0
Trade receivables	1,562,058		2,065,499
Other investments	549,077		883,513
Cash and cash equivalents	1,267,336		1,367,235
Total Assets	3,801,992		4,788,631
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	4,483		15,406
Trade receivables	0		0
Other investments	134,667		142,677
Cash and cash equivalents	423,927		478,778
Total Assets	563,077		636,861
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	0		0
Trade receivables	0		0
Other investments	1,499,130		1,160,230
Cash and cash equivalents	0		0
Total Assets	$ 1,499,130		$ 1,160,230

[1]	It includes restricted cash of $2,746, $3,129 and $30 as of December 31, 2024, 2023 and 2022, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,182,874, $2,186,420 and $1,975,490 as of December 31, 2024, 2023 and 2022, respectively.